Average Annual Total Returns - VIPEquity-IncomePortfolio-InitialServiceService2PRO - VIPEquity-IncomePortfolio-InitialServiceService2PRO - VIP Equity-Income Portfolio	Apr. 29, 2024
VIP Equity-Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	10.65%
Past 5 years	12.30%
Past 10 years	8.58%
VIP Equity-Income Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	10.53%
Past 5 years	12.18%
Past 10 years	8.47%
VIP Equity-Income Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	10.38%
Past 5 years	12.01%
Past 10 years	8.31%
RS008
Average Annual Return:
Past 1 year	11.66%
Past 5 years	10.84%
Past 10 years	8.28%